Prepayments (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments And Accrued Income [Abstract]
Summary of Prepayments
	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Prepaid rents	$2,934	$2,687
Others	3,285	3,074
	$6,219	$5,761
Current
Prepaid rents	$899	$812
Others	2,079	1,376
	$2,978	$2,188
Noncurrent
Prepaid rents	$2,035	$1,875
Others	1,206	1,698
	$3,241	$3,573